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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Redding, LLC
                 -------------------------------
   Address:      71 South Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         --------------------------------------
Title:   Chief Compliance Officer
         --------------------------------------
Phone:   312-377-8254
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Joseph T. Sommer               Chicago, Illinois   August 12, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total: $1,317,666.68 (thousands)

List of Other Included Managers: 0


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
                                                                                                 VOTING AUTHORITY
                                                                                               -------------------
                                   TITLE OF              VALUE      SHARES/   SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                      CLASS      CUSIP    (X$1000)    PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE     SHARED    NONE
------------------------------     -------- ---------   --------    --------  --- ---- ------- ---------- -------- --------  -------
American Tower Corp                COM      029912201   34555       1095954   SH       Sole               271854             824100
ANTHRACITE CAPITAL                 COM      37023108    49.6        80000     SH       Other              80000
Apartment Investment & Managem     COM      03748R101   4670        527728    SH       Sole               298028             229700
APARTMENT INVT & MGMT CO           PFD      03748R796   680.4       40000     SH       Other              40000
Ashford Hospitality Trust Inc      COM      044103109   1927        685912    SH       Sole               388212             297700
AT&T                               COM      00206R102   891.135     35875     SH       Other              35875
BioMed Realty Trust Inc            COM      09063H107   28601       2795837   SH       Sole               473516             2322321
Boston Properties Inc              COM      101121101   94305       1977045   SH       Sole               408218             1568827
Brandywine Realty Trust            COM      105368203   43668       5861469   SH       Sole               1207000            4654469
BRE Properties Inc                 COM      05564E106   30582       1287133   SH       Sole               226033             1061100
Brookdale Senior Living Inc        COM      112463104   14589       1497800   SH       Sole               839900             657900
Brookfield Homes Corp              COM      112723101   785         196203    SH       Sole               196203
Brookfield Infrastructure Part     COM      BMG162521   1474        119582    SH       Sole               119582
Brookfield Properties Corp         COM      112900105   1880        235900    SH       Sole               235900
Camden Property Trust              COM      133131102   65344       2367547   SH       Sole               497710             1869837
CB Richard Ellis Group Inc         COM      12497T101   2890        308800    SH       Sole               171900             136900
CBL & Associates Properties In     COM      124830100   2643        490301    SH       Sole               362901             127400
CITIGROUP INC                      COM      172967101   1.70775     575       SH       Other              575
COCA-COLA CO/THE                   COM      191216100   984.9948    20525     SH       Other              20525
COMCAST CORP                       COM      20030N101   0.16629     11.5      SH       Other              11.5
Corporate Office Properties Tr     COM      22002T108   32338       1102562   SH       Sole               188372             914190
Corrections Corp of America        COM      22025Y407   202         11900     SH       Sole               11900
DiamondRock Hospitality Co         COM      252784301   10849       1733026   SH       Sole               987500             745526
Digital Realty Trust Inc           COM      253868103   34016       948829    SH       Sole               161702             787127
Douglas Emmett Inc                 COM      25960P109   28800       3203547   SH       Sole               765355             2438192
EastGroup Properties Inc           COM      277276101   33387       1011107   SH       Sole               193666             817441
Enbridge Inc                       COM      29250N105   1091        31390     SH       Sole               31390
Entertainment Properties Trust     COM      29380T105   29272       1420954   SH       Sole               298130             1122824
First Industrial Realty Trust      COM      32054K103   1444        332012    SH       Sole               186600             145412
Forest City Enterprises Inc        COM      345550107   20268       3070912   SH       Sole               555212             2515700
FRONTIER COMMUNICATIONS CORP       COM      35906A108   454.818     63700     SH       Other              63700
GENERAL ELECTRIC COMPANY           COM      369604103   745.334     63595     SH       Other              63595
Geo Group Inc/The                  COM      36159R103   201         10800     SH       Sole               10800
Gramercy Capital Corp/New York     COM      384871109   1297        805852    SH       Sole               450452             355400
HCP Inc                            COM      40414L109   47117       2223531   SH       Sole               388666             1834865
Health Care REIT Inc               COM      42217K106   44980       1319057   SH       Sole               219536             1099521
Home Inns & Hotels Management      COM      43713W107   5741        361312    SH       Sole               226112             135200
Host Hotels & Resorts Inc          COM      44107P104   83699       9976097   SH       Sole               1780935            8195162
IRSA Inversiones y Representac     COM      450047204   930         194200    SH       Sole               194200
ISHARES MSCI EAFE                  COM      464287200   1146.064    12410     SH       Other              12410
ISHARES MSCI EAFE                  COM      464287309   1141.703    23900     SH       Other              23900
ISHARES MSCI EAFE                  COM      464287408   984.533     22550     SH       Other              22550
ISHARES MSCI EAFE                  COM      464287465   688.845     15037     SH       Other              15037
ISHARES MSCI EAFE                  COM      464287507   386.0372    6680      SH       Other              6680
ISHARES MSCI EAFE                  COM      464287622   764.966     15100     SH       Other              15100
ISHARES MSCI EAFE                  COM      464287879   781.9988    16610     SH       Other              16610
ISHARES MSCI EAFE                  COM      464287887   940.0672    20480     SH       Other              20480
ISHARES MSCI EAFE                  COM      464288885   95.38235    2065      SH       Other              2065
iStar Financial Inc                COM      45031U101   1661        584900    SH       Sole               329200             255700
Kinder Morgan Management LLC       COM      49455U100   1183        26184     SH       Sole               26184
KKR FINANCIAL HOLDINGS LLC         COM      48248A306   16.7493     18010     SH       Other              18010
Macerich Co/The                    COM      554382101   77373       4393700   SH       Sole               1012586            3381113
MICROSOFT CORP                     COM      594918104   23.77       1000      SH       Other              1000
MIDCAP SPDR TR UNIT SFR 1          COM      595635103   1632.704    15520     SH       Other              1632.704
National Grid PLC                  COM      636274300   1212        26800     SH       Sole               26800
NEWCASTLE INVESTMENT CORP          COM      65105M108   23.76       36000     SH       Other              36000
NISOURCE INC                       COM      65473P105   0.02332     2         SH       Other              2
NORTEL NETWORKS CORP               COM      656568508   0.02585     593       SH       Other              593
Northeast Utilities                COM      664397106   950         42581     SH       Sole               42581
NUVEEN MULTI-STRATEGY INCOME A     COM      67073D102   218.12      38000     SH       Other              38000
ProLogis                           COM      743410102   1200        148900    SH       Sole               84200              64700
Public Storage                     COM      74460D109   38161       582784    SH       Sole               119361             463423
QWEST COMMUNICATIONS INTERNATI     COM      749121109   538.255     129700    SH       Other              129700
Regency Centers Corp               COM      758849103   30797       882170    SH       Sole               161739             720431
ROYAL BANK SCOTLAND                PFD      780097788   1470        150000    SH       Other              150000
SBA Communications Corp            COM      78388J106   2164        88200     SH       Sole               88200
Simon Property Group Inc           COM      828806109   153415      2982992   SH       Sole               615632             2367361
SL Green Realty Corp               COM      78440X101   75348       3284560   SH       Sole               777724             2506836
SOUTHERN UNION CO                  COM      844030106   1076.918    58560     SH       Other              58560
SPDR TRUST SERIES I                COM      78462F103   1356.538    14753     SH       Other              14753
Spectra Energy Corp                COM      847560109   1535        90700     SH       Sole               90700
STARBUCKS CORP                     COM      855244109   30.4191     2190      SH       Other              2190
Starwood Hotels & Resorts Worl     COM      85590A401   4384        197500    SH       Sole               110700             86800
SUBURBAN PROPANE PARTNERS LP       COM      864482104   62.20075    1475      SH       Other              1475
Sunstone Hotel Investors Inc       COM      867892101   3399        635400    SH       Sole               355800             279600
Taubman Centers Inc                COM      876664103   65709       2446367   SH       Sole               421733             2024634
TORO CO                            COM      891092108   43.355      1450      SH       Other              1450
TORONTO DOMINION BANK              COM      891160509   47.10781    911       SH       Other              911
TransCanada Corp                   COM      89353D107   1713        63500     SH       Sole               63500
UDR Inc                            COM      902653104   24141       2336947   SH       Sole               420011             1916936
UNITEDHEALTH GROUP INC             COM      91324P102   43.715      1750      SH       Other              1750
US STEEL CORP                      COM      912909108   704.078     19700     SH       Other              19700
VERIZON COMMUNICATIONS INC         COM      92343V104   944.3329    30730     SH       Other              30730
Vornado Realty Trust               COM      929042109   67027       1488495   SH       Sole               265381             1223115
WALGREEN CO                        COM      931422109   42.189      1435      SH       Other              1435
Weingarten Realty Investors        COM      948741103   40264       2774911   SH       Sole               506611             2268300
Weyerhaeuser Co                    COM      962166104   3031        99600     SH       Sole               54100              45500
WINDSTREAM CORP                    COM      97381W104   442.662     52950     SH       Other              52950